Commitments and Contingencies (Details)	1 Months Ended			3 Months Ended		4 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($) Deposit	Feb. 29, 2020 USD ($) Deposit	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 15, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments And Contingencies [Line Items]
Operating leases, rent expense	$ 40,000			$ 1,020,000	$ 881,000		$ 2,752,000	$ 2,196,000	$ 2,819,000		$ 2,281,000
Assets held for sale	732,000			732,000			732,000			$ 732,000
Loss contingency, allegations										A franchisee filed a suit against BFI seeking unspecified damages in connection with plaintiff’s execution of franchise agreements for the development of 11 BurgerFi restaurants in certain specified trade areas in New York and Connecticut.
Contingent liability	0									$ 0
Franchise Agreement Case [Member]
Commitments And Contingencies [Line Items]
Loss contingency, damages sought value							$ 5,000,000			$ 5,000,000
Loss contingency, lawsuit filing date							April 2016			April 2016
Employment Agreement Breach Case [Member]
Commitments And Contingencies [Line Items]
Loss contingency, lawsuit filing date							December 1, 2019			December 1, 2019
Loss contingency motion to dismiss lawsuit filing date							February 13, 2020			February 13, 2020
Employee Termination Case [Member]
Commitments And Contingencies [Line Items]
Loss contingency, lawsuit filing date							July 8, 2020			July 8, 2020
Loss contingency, allegations							the former employee was terminated wrongfully by the Company			the former employee was terminated wrongfully by the Company
BF Dania Beach, LLC [Member]
Commitments And Contingencies [Line Items]
Aggregate purchase price			$ 1,299,000
Number of cash deposits | Deposit		3	3
Cash deposits received		$ 906,500				$ 906,500
Cash deposits returned to unrelated third-party purchaser						$ 906,500
Assets held for sale	$ 732,000			$ 732,000			$ 732,000			$ 732,000